Income taxes expenses (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes Expenses [Abstract]
Summary of reconciliation of average effective tax rate and applicable tax rate

Reconciliation of income tax	2022	2021	2020
Income before income taxes	102,453	121,572	64,976

Impact of difference in tax rates of foreign subsidiaries	(8,349)	642	(2,749)
Nondeductible expenses	—	(1,023)	(386)
Total income taxes	(8,349)	(381)	(3,136)
Current	(6,784)	(1,692)	(891)
Deferred	(1,565)	1,311	(2,245)
Effective tax rate	8.1%	0.3%	4.8%